UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Sigma Investment Management Company
Address: 	121 SW Morrison Street
		Suite 800

		Portland, OR 97204



13F File Number:  28-14865

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      	Jim Van Horn
Title:     	COO/CCO
Phone:     	(503) 419-3938

Signature, Place, and Date of Signing:

     /s/	Jim Van Horn	Portland, OR	November 13, 2012



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $127,449 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Intel Corp                     COM              458140100      275    12132 SH       SOLE                    12132
International Business Machine COM              459200101        8       40 SH       SOLE                       40
                                                               263     1270 SH       OTHER                                      1270
US Bancorp Del New             COM              902973304      273     7962 SH       SOLE                     7962
                                                                36     1037 SH       OTHER                                      1037
SPDR Select Sector-Consumer Di ETF              81369y407     4903   104777 SH       SOLE                   103481              1296
SPDRs                          ETF              78462F103      418     2906 SH       SOLE                     2906
Schwab U.S. Broad Market ETF   ETF              808524102      257     7432 SH       SOLE                     7432
Vanguard Dividend Appreciation ETF              921908844     1011    16935 SH       SOLE                    16935
Vanguard Large Cap ETF         ETF              922908637      475     7234 SH       SOLE                     7234
iRussell 1000 Index            ETF              464287622    29634   372847 SH       SOLE                   371826              1021
iRussell 1000 Value Index      ETF              464287598    21152   293040 SH       SOLE                   291966              1074
iRussell 3000 Index            ETF              464287689      450     5305 SH       SOLE                     5305
iShares Kld 400 Social Index   ETF              464288570      463     8893 SH       SOLE                     8893
iShares S&P 500                ETF              464287200     4896    33906 SH       SOLE                    33734               172
Jm Smucker Co New              COM              832696405     1564    18118 SH       SOLE                    18118
Keycorp - New                  COM              493267108      111    12652 SH       SOLE                    12652
Midcap SPDRs                   ETF              78467Y107      201     1119 SH       SOLE                     1119
Vanguard Ftse All World Ex-Us  ETF              922042775     1643    38247 SH       SOLE                    38247
Vanguard Total World Stock Ind ETF              922042742     1248    25990 SH       SOLE                    25990
iShares MSCI ACWI Index        ETF              464288257     3084    66058 SH       SOLE                    65599               459
iShares MSCI Pacific Ex Japan  ETF              464286665     8168   183176 SH       SOLE                   182553               623
iShares Tr MSCI Eafe Index Fd  ETF              464287465    10414   196493 SH       SOLE                   195881               612
                                                                10      180 SH       OTHER                                       180
SPDR Barclays 1-3 Month T-Bill ETF              78464A680      250     5462 SH       SOLE                     5462
iShares Lehman 1-3 Tsy         ETF              464287457      309     3654 SH       SOLE                     3654
SPDR Series Trust Nuvn Brcly M ETF              78464A458      858    34919 SH       SOLE                    34919
iShares S&P National Muni Bond ETF              464288414     9372    83681 SH       SOLE                    83681
SPDR Series Trust Brclys Intl  ETF                             618    10039 SH       SOLE                    10039
iShares Barclays Aggregate Bon ETF              464287226    20962   186416 SH       SOLE                   185258              1158
Apple Computer Inc.            COM              037833100       20       30 SH       SOLE                       30
                                                               187      280 SH       OTHER                                       280
Computer Sciences Corporation  COM              205363ak0     3570    35000 SH       SOLE                    35000
Costco Wholesale               COM              22160k105      260     2597 SH       SOLE                     2597
Paulson Capital Corp.          COM                              86   120000 SH       SOLE                   120000